Annual Fund Operating Expenses - Voya Large Cap Growth Portfolio	May 01, 2021
Class ADV
Operating Expenses:
Management Fees	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	0.60%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.32%
Waivers and Reimbursements	(0.05%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.27%
Class I
Operating Expenses:
Management Fees	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.72%
Waivers and Reimbursements	(0.05%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.67%
Class R6
Operating Expenses:
Management Fees	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.67%
Waivers and Reimbursements	none	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.67%
Class S
Operating Expenses:
Management Fees	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.97%
Waivers and Reimbursements	(0.05%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.92%
Class S2
Operating Expenses:
Management Fees	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	0.40%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.12%
Waivers and Reimbursements	(0.05%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.07%

[1]	The adviser is contractually obligated to limit expenses to 1.27%, 0.67%, 0.67%, 0.92%, and 1.07% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Portfolio’s board.